FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		$ 138,529	$ 20,136
Fixed Assets	$ 60,026	60,026
Debt outstanding		0		$ 0
Recurring | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities			(7)
Recurring | Level 2 | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities			(7)
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		138,529	20,136
Intangible Assets		137	1,230
Fixed Assets		60,026
Nonrecurring | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill			20,136
Intangible Assets		137
Fixed Assets		83,214
Goodwill		138,529
Intangible Assets			$ 1,230
Nonrecurring | Level 3 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed Assets		$ 23,188